UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
615 East Michigan Street
Milwaukee, WI 53202

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202

Registrant’s telephone number, including area code: (414) 516-1523

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Muzinich Credit Opportunities Fund
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Carestream Health
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Security: LX188111
Meeting Type: Special
Meeting Date: 22-Aug-2023
Ticker:
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Prop.# Proposal	Proposal	Proposal Vote	For/Against
	Type		Management

1. Acceptance or rejection of	Mgmt	For	For
. prepackaged Chapter 11 plan of
Reorganization.

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Muzinich U.S. High Yield Credit Fund
The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich Low Duration Fund
The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*   /s/ Jason Hadler
Jason Hadler
President and Principal Executive Officer

Date     8/30/2023
* Print the name and title of each signing officer under his or her signature.